Short-Term and Long-Term Debt (Composition of Short-Term Debt and Weighted Average Contract Interest Rate on Short-Term Debt) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2022	Mar. 31, 2021
Short-term Debt [Line Items]
Short-term debt	¥ 439,639	¥ 307,269
Weighted average rate	1.40%	1.40%
Japan | Bank Borrowings
Short-term Debt [Line Items]
Short-term debt	¥ 161,799	¥ 81,726
Weighted average rate	0.70%	0.30%
Japan | Commercial Paper
Short-term Debt [Line Items]
Short-term debt	¥ 37,999	¥ 12,999
Weighted average rate	0.00%	0.00%
Overseas | Bank Borrowings
Short-term Debt [Line Items]
Short-term debt	¥ 237,790	¥ 209,852
Weighted average rate	2.10%	1.90%
Overseas | Medium-term Notes
Short-term Debt [Line Items]
Short-term debt		¥ 1,336
Weighted average rate		3.00%
Overseas | Commercial Paper
Short-term Debt [Line Items]
Short-term debt	¥ 2,051	¥ 1,356
Weighted average rate	1.00%	1.00%